Transition to IFRSs	12 Months Ended
Dec. 31, 2017
Disclosure Of Comparative Information Prepared Under Previous G A A P [Abstract]
Transition to IFRSs

4. Transition to IFRSs

As noted in Note 2, the Company’s financial statements are prepared in accordance with the requirements of IFRS on or after January 1, 2016, the date of transition, for IFRS effective as of December 31, 2017. The consolidated statements of financial position as of January 1, 2016 and December 31, 2016 and the consolidated statements of comprehensive income (loss), changes in equity and cash flows for the year ended December 31, 2016, which are comparatively presented, were previously prepared in accordance with previous GAAP (“US GAAP”) but were restated in accordance with IFRS 1, First-time adoption of International Financial Reporting Standard.

IFRS 1 First-time of adoption of IFRS—Optional exemptions

In preparing the consolidated financial statements in accordance with the IFRS 1, the Company has applied the mandatory exceptions and certain optional exemptions allowed by IFRS. The Company has applied the mandatory exceptions and certain optional exemptions as set out below:

(1)	Business combinations

The Company has elected not to apply IFRS 3, Business Combinations retrospectively to past business combinations that occurred before the date of transition to IFRS.

(2)	Cumulative translation differences

Cumulative translation differences for all foreign operations were deemed to be zero at the date of transition to IFRS. The Company had cumulative translation difference of Won 694 million in accumulated other comprehensive income as of January 1, 2016 under US GAAP.

Reconciliations between US GAAP and IFRS

(1)	Cost deferral

The Company pays platform processing fees to operate mobile games on third party platforms. These fees are charged for the game users’ purchases in cash, and are considered as the incremental cost which can be capitalized. The Company records these costs as prepaid expense and amortizes them to costs of revenue in accordance with the related revenue recognition of the services provided to the game user.

(2)	Disposition of deficit with capital surplus

The Parent Company held share holders' meeting and decided to use additional paid in capital to reduce accumulated deficit on March 30, 2017 and March 25, 2016. In accordance with US GAAP, the Company did not reclassify or eliminate a deficit in retained earnings as all requisite conditions for a quasi-reorganization were not satisfied. Since there is no such requirement under IFRS, reclassification of accumulated deficit was recorded (Note 12).

(3)	Reclassification

The Company reclassified certain accounts according to the IFRS.

Effect of transition to IFRS

(1)	Effects of transition to IFRS as of January 1, 2016, date of transition, are as follows:

	Assets		Liabilities		Equity
	(In millions of Korean won)
US GAAP (previous GAAP)	~~W~~	45,729	~~W~~	15,738	~~W~~	29,991
Cost deferral		146		—		146
IFRS	~~W~~	45,875	~~W~~	15,738	~~W~~	30,137

(2)	Effects of transition to IFRS as of December 31, 2016, the end date of the last fiscal year the financial statements were prepared under US GAAP, are as follows:

	Assets		Liabilities		Equity
	(In millions of Korean won)
US GAAP (previous GAAP)	~~W~~	55,190	~~W~~	25,097	~~W~~	30,093
Cost deferral		554		—		554
IFRS	~~W~~	55,744	~~W~~	25,097	~~W~~	30,647

(3)	Effects to net income and comprehensive income for the year ended December 31, 2016, the end date of the last fiscal period the financial statements were prepared under US GAAP, are as follows:

	Net income		Comprehensive income
	(In millions of Korean won)
US GAAP (previous GAAP)	~~W~~	179	~~W~~	102
Cost deferral		408		408
IFRS	~~W~~	587	~~W~~	510